Investment Objectives and Goals	Sep. 17, 2026
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Invesco V.I. American Value Fund
INVESCO V.I. GROWTH AND INCOME FUND | INVESCO V.I. GROWTH AND INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Invesco V.I. Growth and Income Fund